Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
INCOME TAXES

The details of our consolidated income taxes as reported are as follows:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Federal:
Current	$51	$(45)	$(52)
Deferred	796	676	698
Total Federal	847	631	646

State and Local:
Current	25	29	35
Deferred	70	24	(77)
Total State and Local	95	53	(42)

Income Tax Expense	$942	$684	$604

The following is a reconciliation of our consolidated difference between the amount of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Net Income	$1,638	$1,484	$1,262
Income Tax Expense	942	684	604
Pretax Income	$2,580	$2,168	$1,866

Income Taxes on Pretax Income at Statutory Rate (35%)	$903	$759	$653
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	54	47	39
Investment Tax Credits, Net	(13)	(14)	(14)
State and Local Income Taxes, Net	64	29	(33)
Removal Costs	(24)	(21)	(18)
AFUDC	(42)	(31)	(39)
Valuation Allowance	(2)	5	6
U.K. Windfall Tax	—	(80)	15
Other	2	(10)	(5)
Income Tax Expense	$942	$684	$604

Effective Income Tax Rate	36.5%	31.5%	32.4%

The following table shows elements of the net deferred tax liability and significant temporary differences:

	December 31,
	2014	2013
	(in millions)
Deferred Tax Assets	$2,653	$2,900
Deferred Tax Liabilities	(13,599)	(13,088)
Net Deferred Tax Liabilities	$(10,946)	$(10,188)

Property Related Temporary Differences	$(7,968)	$(7,508)
Amounts Due from Customers for Future Federal Income Taxes	(255)	(273)
Deferred State Income Taxes	(811)	(765)
Securitized Assets	(753)	(870)
Regulatory Assets	(694)	(609)
Deferred Income Taxes on Other Comprehensive Loss	60	66
Accrued Nuclear Decommissioning	(611)	(554)
Net Operating Loss Carryforward	47	233
Tax Credit Carryforward	144	109
Valuation Allowance	(56)	(97)
All Other, Net	(49)	80
Net Deferred Tax Liabilities	$(10,946)	$(10,188)

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to our subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

We are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014.  Although the outcome of tax audits is uncertain, in our opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, we accrue interest on these uncertain tax positions.  We are not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

We, along with our subsidiaries, file income tax returns in various state, local and foreign jurisdictions.  These taxing authorities routinely examine our tax returns and we are currently under examination in several state and local jurisdictions.  However, it is possible that we have filed tax returns with positions that may be challenged by these tax authorities.  We believe that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and the ultimate resolution of these audits will not materially impact net income.  We are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, we recognized federal net income tax operating losses of $366 million and $226 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book-versus-tax temporary differences.  As of December 31, 2013, we had $156 million of unrealized federal net operating loss carryforward tax benefits.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full. We recognized deferred state and local income tax benefits in 2012 and 2011. The state net income tax operating loss carryforwards as of December 31, 2014 are indicated in the table below:

State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
	(in millions)
Louisiana	$431	2029
Missouri	9	2034
Oklahoma	322	2034
Tennessee	3	2026
West Virginia	286	2032

We anticipate future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

As of December 31, 2013 we had $121 million of uncertain tax positions netted against the federal net income tax operating loss carryforward tax benefits. Due to the utilization of the net operating loss carryforward in 2014, $69 million is presented as a non-current uncertain tax position. As of December 31, 2014, we have $52 million of uncertain tax positions netted against tax credit and alternative minimum tax carryforward tax benefits.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009, along with lower federal and state taxable income in 2010, resulted in unused federal and state income tax credits.  As of December 31, 2014, we have total federal tax credit carryforwards of $144 million and total state tax credit carryforwards of $22 million, not all of which are subject to an expiration date.  If these credits are not utilized, the federal general business tax credits of $74 million will expire in the years 2028 through 2033.

We anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.

In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, we determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, we derecognized the related state income tax benefits, which had been subject to valuation allowances.

Valuation Allowance

We assess past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets.  The positive evidence we considered is the history of positive pretax income and the fact that the tax losses resulted from temporary differences that will reverse in future periods.  On the basis of the evaluation of all available positive and negative evidence, as of December 31, 2014, a valuation allowance of $56 million for an unrealized capital loss has been recorded in order to recognize only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted.
Uncertain Tax Positions

In May 2013, the U.S. Supreme Court decided that the U.K. Windfall Tax imposed upon U.K. electric companies privatized between 1984 and 1996 is a creditable tax for U.S. federal income tax purposes.  We filed protective claims asserting the creditability of the tax, dependent upon the outcome of the case.  As a result of the favorable U.S. Supreme Court decision, we recognized a tax benefit of $80 million, plus $43 million of pretax interest income in the second quarter of 2013.  The tax benefit and interest income resulted in an increase in net income of $108 million, but did not result in the receipt of cash as of December 31, 2014. Due to the timing of the IRS audit cycle, receipt of cash is not expected within the next 12 months.

We recognize interest accruals related to uncertain tax positions in interest income or expense, as applicable, and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following table shows amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Interest Expense	$3	$1	$11
Interest Income	1	51	—
Reversal of Prior Period Interest Expense	2	—	1

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	December 31,
	2014	2013
	(in millions)
Accrual for Receipt of Interest	$44	$43
Accrual for Payment of Interest and Penalties	6	5

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	2014	2013	2012
	(in millions)
Balance as of January 1,	$175	$267	$168
Increase – Tax Positions Taken During a Prior Period	18	—	23
Decrease – Tax Positions Taken During a Prior Period	(1)	(94)	(16)
Increase – Tax Positions Taken During the Current Year	—	2	121
Decrease – Tax Positions Taken During the Current Year	—	—	—
Decrease – Settlements with Taxing Authorities	(1)	—	(25)
Decrease – Lapse of the Applicable Statute of Limitations	(9)	—	(4)
Balance as of December 31,	$182	$175	$267

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $97 million, $87 million and $149 million for 2014, 2013 and 2012, respectively.  We believe there will be no significant net increase or decrease in unrecognized tax benefits within 12 months of the reporting date.

Federal Tax Legislation

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact net income, cash flows or financial condition.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

The enacted provisions did not materially impact net income, cash flows or financial condition.

Appalachian Power Co [Member]
Income Taxes
INCOME TAXES

The details of the Registrant Subsidiaries’ income taxes as reported are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions.  These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income.  The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation.  APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013 and/or 2014.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2014, the Registrant Subsidiaries have federal tax credit carryforwards and PSO has state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2033.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrant Subsidiaries’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

The enacted provisions did not materially impact the Registrant Subsidiaries’ net income, cash flows or financial condition.

Indiana Michigan Power Co [Member]
Income Taxes
INCOME TAXES

The details of the Registrant Subsidiaries’ income taxes as reported are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions.  These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income.  The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation.  APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013 and/or 2014.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2014, the Registrant Subsidiaries have federal tax credit carryforwards and PSO has state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2033.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrant Subsidiaries’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

The enacted provisions did not materially impact the Registrant Subsidiaries’ net income, cash flows or financial condition.

Ohio Power Co [Member]
Income Taxes
INCOME TAXES

The details of the Registrant Subsidiaries’ income taxes as reported are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions.  These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income.  The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation.  APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013 and/or 2014.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2014, the Registrant Subsidiaries have federal tax credit carryforwards and PSO has state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2033.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrant Subsidiaries’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

The enacted provisions did not materially impact the Registrant Subsidiaries’ net income, cash flows or financial condition.

Public Service Co Of Oklahoma [Member]
Income Taxes
INCOME TAXES

The details of the Registrant Subsidiaries’ income taxes as reported are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions.  These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income.  The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation.  APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013 and/or 2014.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2014, the Registrant Subsidiaries have federal tax credit carryforwards and PSO has state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2033.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrant Subsidiaries’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

The enacted provisions did not materially impact the Registrant Subsidiaries’ net income, cash flows or financial condition.

Southwestern Electric Power Co [Member]
Income Taxes
INCOME TAXES

The details of the Registrant Subsidiaries’ income taxes as reported are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2011.  The IRS examination of years 2011, 2012 and 2013 started in April 2014. Although the outcome of tax audits is uncertain, in management’s opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters.  In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions.  Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions.  These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income.  The Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2009.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences.  In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation.  APCo, OPCo, PSO and SWEPCo also have state net income tax operating loss carryforwards as indicated in the table below:

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

As a result, APCo, OPCo, PSO and SWEPCo recognized deferred state and local income tax benefits in 2011, and/or 2012, and/or 2013 and/or 2014.  At the end of 2013, APCo, I&M and SWEPCo had $12 million, $13 million and $167 million, respectively, of unrealized federal net operating loss carryforward.  Federal taxable income was sufficient enough in 2014 that these remaining federal net income tax operating loss tax benefits were realized in full.  Management also anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the state carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2014, the Registrant Subsidiaries have federal tax credit carryforwards and PSO has state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2029 through 2033.

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.  In November 2014, APCo received an order from the Virginia SCC for its 2014 Virginia Biennial Base Rate Case (see Note 4). As a result of the final determination pertaining to the ability to realize future tax benefits for certain state net income tax operating loss and credit carryforwards, management determined that APCo is subject to the Virginia Minimum Tax on electric suppliers and the Virginia State Income Tax is no longer applicable. As a result, management derecognized the related state income tax benefits, which had been subject to valuation allowances.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013.  Included in the 2012 Act was a one-year extension of 50% bonus depreciation.  The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011.  The enacted provisions did not materially impact the Registrant Subsidiaries’ net income or financial condition but did have a favorable impact on cash flows in 2013.

The Tax Increase Prevention Act of 2014 (the 2014 Act) was enacted in December 2014. Included in the 2014 Act was a one-year extension of the 50% bonus depreciation. The 2014 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2013. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but will have a favorable impact on future cash flows.

Federal Tax Regulations

In 2013, the U.S. Treasury Department issued final and re-proposed regulations regarding the deduction and capitalization of expenditures related to tangible property, effective for the tax years beginning in 2014.  In addition, the IRS issued Revenue Procedures under the Industry Issue Resolutions program that provides specific guidance for the implementation of the regulations for the electric utility industry.  These final regulations did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rate from 8.5% to 6.5%.  The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax rate of 6%, effective January 1, 2012.

During the third quarter of 2013, it was determined that the state of West Virginia had achieved certain minimum levels of shortfall reserve funds.  As a result, the West Virginia corporate income tax rate was reduced from 7% to 6.5% in 2014.

The enacted provisions did not materially impact the Registrant Subsidiaries’ net income, cash flows or financial condition.